Investment Properties (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Investment Properties [Abstract]
Schedule of investment properties
	2022
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000
Opening balance	15,683	625	16,308
Additions	10	-	10
Sale of investment properties	-	(625)	(625)
Fair value adjustment (see note 23)	(574)	-	(574)
Ending balance	15,119	-	15,119

	2021
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000
Opening balance	18,168	1,844	20,012
Additions	36	-	36
Sale of investment properties	-	(1,128)	(1,128)
Transfer to property, premises and equipment	(1,312)	-	(1,312)
Fair value adjustment (see note 23)	(1,209)	(91)	(1,300)
Ending balance	15,683	625	16,308

*	In 2021, included within the investment properties (see note 12) were lands with a total amount of USD 625 thousand registered in the name of a former Director of the Group. The Group had obtained a proxy and has full control over these investment properties. These investment properties were sold during 2022 (see note 27).

Schedule of change in the price used for the valuation of the investment properties
	%	Price per square meter	Impact on consolidated statement of income for the change in price per square meter
			Increase	Decrease
		USD	USD ’000	USD ’000
Commercial building

2022	+/- 10	845	1,511	(1,511)

2021	+/- 10	875	1,565	(1,565)

2020	+/- 10	1,016	1,816	(1,816)

	%	Price per square meter	Impact on consolidated statement of income for the change in price per square meter
			Increase	Decrease
		USD	USD ’000	USD ’000
Lands

2022	+/- 10	-	-	-

2021	+/- 10	168	62	(62)

2020	+/- 10	189	184	(184)